Note 8 - Disclosure of Financial Instruments and Risk Management - Other Current and Noncurrent Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Opening loss allowance as at January 1	€ 10	€ 6
Additions recognized in profit or loss during the period	2	6
Utilization		(2)
Closing loss allowance as at December 31	5	€ 10
Reversals recognized in profit or loss during the period	€ (7)